POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED NOVEMBER 29, 2006 TO THE PROSPECTUS DATED AUGUST 30, 2006 OF EACH FUND LISTED BELOW:

PowerShares Dividend Achievers(TM) Portfolio

PowerShares High Growth Rate Dividend Achievers(TM) Portfolio

PowerShares High Yield Equity Dividend Achievers(TM) Portfolio

PowerShares International Dividend Achievers(TM) Portfolio

(each, a "Fund")

The penultimate sentence in the first paragraph of the section titled "PowerShares Dividend Achievers(TM) Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Broad Dividend Achiever(TM) Index included companies with a market capitalization range of between approximately $150 million and $365 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares High Growth Rate Dividend Achievers(TM) Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the High Growth Rate Dividend Achiever(TM) Index included companies with a market capitalization range of between approximately $300 million and $238 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares High Yield Equity Dividend Achievers(TM) Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Dividend Achievers(TM) 50 Index included companies with a market capitalization range of between approximately $350 million and $238 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares International Dividend Achievers(TM) Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the International Dividend Achievers(TM) Index included companies with a market capitalization range of between approximately $300 million and $234 billion.

Please Retain This Supplement For Future Reference.